UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 261,416	$ 157,814
Restricted cash	8,636	17,284
Accounts receivable, net	31,464	75,030
Amounts due from related parties	$ 2,647	$ 0
Other Receivable, after Allowance for Credit Loss, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other current assets	$ 59,698	$ 60,296
Total current assets	363,861	310,424
Vessels, net	3,734,043	3,777,329
Deposits for vessels acquisitions	317,197	218,663
Other long-term assets	32,880	46,122
Deferred dry dock and special survey costs, net	110,912	99,999
Amounts due from related parties	39,519	41,403
Intangible assets	69,509	78,716
Operating lease assets	297,644	323,048
Total non-current assets	4,601,704	4,585,280
Total assets	4,965,565	4,895,704
Current liabilities
Accounts payable	19,145	27,117
Accrued expenses	23,895	16,049
Deferred revenue	59,290	38,875
Operating lease liabilities, current portion	35,190	39,853
Amounts due to related parties	$ 0	$ 104,751
Other Liability, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Current portion of financial liabilities, net	$ 143,025	$ 216,955
Current portion of long-term debt, net	160,224	174,140
Total current liabilities	440,769	617,740
Operating lease liabilities, net	255,667	271,262
Unfavorable lease terms	34,996	47,906
Long-term financial liabilities, net	858,044	864,661
Long-term debt, net	763,410	689,691
Deferred revenue	53,585	50,138
Other long-term liabilities	7,736	11,343
Total non-current liabilities	1,973,438	1,935,001
Total liabilities	2,414,207	2,552,741
Commitments and contingencies	0	0
Partners’ capital:
Common Unitholders (30,184,388 units issued and outstanding at each of June 30, 2023 and December 31, 2022)	2,509,723	2,305,494
General Partner (622,296 units issued and outstanding at each of June 30, 2023 and December 31, 2022)	41,635	37,469
Total partners’ capital	2,551,358	2,342,963
Total liabilities and partners’ capital	$ 4,965,565	$ 4,895,704